BORROWINGS AND CREDIT ARRANGEMENTS - Additional Information (Detail) In Millions, unless otherwise specified	12 Months Ended				12 Months Ended								12 Months Ended						12 Months Ended			1 Months Ended				1 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)	Dec. 31, 2011 Syndicated revolving loan facility USD ($)	Dec. 31, 2011 Syndicated revolving loan facility Matures in June 2011 USD ($)	Dec. 31, 2011 Syndicated revolving loan facility Matures in June 2012 USD ($)	Dec. 31, 2011 Syndicated revolving loan facility Matures in June 2013 USD ($)	Dec. 31, 2011 Truck and Other USD ($)	Dec. 31, 2010 Truck and Other USD ($)	Dec. 31, 2009 Truck and Other USD ($)	Dec. 31, 2011 Truck and Other Notes 6.90 Percent Due 2014 USD ($)	Dec. 31, 2010 Truck and Other Notes 6.90 Percent Due 2014 USD ($)	Dec. 31, 2011 Financial Services USD ($)	Dec. 31, 2010 Financial Services USD ($)	Dec. 31, 2011 Financial Services Medium-term Notes	Dec. 31, 2010 Financial Services Medium-term Notes	Dec. 31, 2011 Financial Services Commercial Papers	Dec. 31, 2010 Financial Services Commercial Papers	Dec. 31, 2011 Parent Company Medium-term Notes USD ($)	Dec. 31, 2011 PACCAR Financial Corp. (PFC) Medium-term Notes USD ($)	Dec. 31, 2011 PACCAR's European finance subsidiary Medium-term Notes EUR (€)	Apr. 30, 2011 PACCAR Mexico Medium-term Notes MXN	Dec. 31, 2011 PACCAR Mexico Medium-term Notes MXN	Jun. 30, 2008 PACCAR Mexico Medium-term Notes MXN	Apr. 30, 2011 PACCAR Mexico Commercial Papers MXN	Apr. 30, 2011 PACCAR Mexico Commercial Papers Maximum
Debt Disclosure [Line Items]
Notes payable, noncurrent											$ 150.0	$ 150.0
Interest rate	2.30%	3.80%									6.90%	6.90%			6.90%	7.80%	1.30%	2.20%
Maturity year											2014	2014
Term notes													2,595.5	2,730.8
Fair value of notes designated to fair value hedges													7.1	9.6
Interest paid on borrowings	192.1	230.2	267.6
Capitalized interest								10.3	10.3	2.3
Debt oustanding																			870.0	1,350.0
Debt, borrowing capacity																					1,500.0	10,000.0		7,000.0
Registration expiration																			Fourth quarter of 2014	Fourth quarter of 2012		2016
Debt, unused borrowing capacity																					1,100.0		8,820.0
Debt, renewal period																					Second quarter of 2011
Commercial paper expiration period																										1 year
Maximum limit of borrowing capacity																									5,000.0
Line of credit, maximum capacity	3,550.0			3,000.0	1,000.0	1,000.0	1,000.0
Line of credit, maturity date					June 2012	June 2013	June 2016
Line of credit, unused borrowing capacity	$ 3,313.7